CONCENTRATIONS - Concentrations of credit risk (Details)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Concentration Risk
Cash and restricted cash balances	$ 695,075		$ 695,242	$ 30,843,641	$ 6,923,495
China
Concentration Risk
Insurance covered for balances at financial institutions and banks	68,000	¥ 500,000
Maximum limit for balances with banks covered under insurance | ¥		¥ 500,000
Cash and restricted cash balances	695,075		694,651
Insurance not covered on cash balances	$ 623,418		$ 621,929